SHAREHOLDERS' EQUITY (Schedule of Shares Capital) (Details) - ₪ / shares	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Ordinary Shares Authorized	250,000,000	250,000,000
Ordinary shares, issued	38,043,516	36,838,523
Ordinary shares, outstanding	38,043,516	36,838,523
Ordinary shares, par value	₪ 0.01	₪ 0.01